Accounting Policies, by Policy (Policies)	12 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s financial statements include, but not limited to, estimates for useful lives and impairment of property and equipment, impairment of long-lived assets, allowance for expected credit loss, revenue recognition, and deferred taxes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the financial statements.

Foreign currency translation and transaction

Foreign currency translation and transaction

The Company uses Japanese yen (“JPY”) as its reporting currency. The functional currency of the Company which is incorporated in Japan is JPY, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in foreign exchange gain (loss), net on the statements of operations.

Convenience Translation

Convenience Translation

Translations of balances in the balance sheets, statements of operations, statements of changes in shareholders’ equity and statements of cash flows from JPY into USD as of April 30, 2025 are solely for the convenience of the readers and are calculated at the rate of USD 1.00=JPY142.63, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on April 30, 2025. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Reclassifications	Reclassifications Certain reclassifications to previously reported financial information have been made to conform to the current period presentation.
Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains its bank accounts in Japan and the United States. Cash balances in bank accounts in Japan are insured by the Deposit Insurance Corporation of Japan subject to certain limitations. Cash balances in bank accounts in the United States are insured by the Federal Deposit Insurance Corporation up to USD250,000 per insured bank. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. As of April 30, 2024 and 2025, the Company did not have any cash equivalents.

Restricted cash	Restricted cash Restricted cash is cash legally restricted as to withdrawal or usage due to an order by the Tokyo District Court as a result of a lawsuit filed by certain shareholders of the Company.
Time deposit

Time deposit

Time deposit is a deposit in a bank account with original maturity of over three months. The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and it matured on July 31, 2024. The interest rate was set at 0.025% per annum.

Digital assets

Digital assets

Digital assets such as Ethereum, Binance Coin and Polygon are included in current assets in the balance sheets as an indefinite live intangible asset. Digital assets are initially recognized based on the fair value of the digital assets on the date of receipt. The Company recognized realized gains or losses when digital assets are sold for other digital assets, or for cash consideration using a first-in first-out method of accounting and the Company accounts for received and disbursements as cash flows from operating activities.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment whenever events or changes in circumstances occur indicating that it is more likely than not that the indefinite-life asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the digital assets in the principal market at the time its fair value is being measured, and the Company recognized an impairment loss in an amount equal to that excess. The Company monitors and evaluates the quality and relevance of the available information, such as pricing information from the asset’s principal (or most advantageous) market or from other digital asset exchanges or markets, to determine whether such information is indicative of a potential impairment. The Company recognizes an impairment loss at any time the fair value of the digital asset is below its carrying value. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Accounts receivable and allowance for expected credit losses accounts

Accounts receivable and allowance for expected credit losses accounts

Accounts receivable includes trade accounts due from clients. As of May 1, 2023, accounts receivable, net was JPY30,934,916. Accounts are considered overdue after 90 days. The Company considers various factors in establishing, monitoring, and adjusting its allowance for credit losses including the aging of receivables and aging trends, customer creditworthiness and specific exposures related to particular customers. The Company also monitors other risk factors and forward-looking information, such as country specific risks and economic factors that may affect a customer’s ability to pay in establishing and adjusting its allowance for credit losses. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of May 1, 2023, April 30, 2024 and 2025, the Company did not have any allowance for expected credit losses.

Prepayments

Prepayments

Prepayments are mainly payments made to vendors or services providers for future services that have not been provided. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of April 30, 2024 and 2025, no allowance was deemed necessary.

Deferred initial public offering (“IPO”) costs

Deferred initial public offering (“IPO”) costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities were deferred and charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs included legal fees, consulting fees, underwriting fees, the SEC filing and printing expenses related to the IPO. On July 27, 2023, the Company closed its IPO and gross proceeds of JPY781,200,000 were recorded in ordinary shares and the accumulated deferred IPO costs of JPY326,330,981, consisting of JPY212,160,121 incurred through April 30, 2023 and JPY114,170,860 incurred from May 1, 2023 to July 27, 2023 were charged against additional paid-in capital in the balance sheet.

Short-term deposits and long-term deposits

Short-term deposits and long-term deposits

Short-term deposits and long-term deposits are mainly for rent and money deposited with certain service providers. These amounts are refundable and bear no interest. The short-term deposits usually have one year term and are refundable upon contract termination. The long-term deposits are refunded from service providers when term and conditions set forth in the agreements have been satisfied.

Other current assets, net

Other current assets, net

Other current assets, net, primarily consists of other receivables from third parties. These other receivables are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fixtures	2 – 4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value determined based on a market approach, income approach, or cost approach. For the years ended April 30, 2023, 2024 and 2025 no impairment of long-lived assets was recognized.

Intangible assets

Intangible assets

Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. The estimated useful life of software is 5 years.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 – inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, time deposit, digital assets, accounts receivable, contract assets, prepayments, short-term deposits, income tax receivable and other current assets, accounts payable, current portion of long-term bank loans, other payables and accrued liabilities, current operating lease liabilities, income tax payable, and contract liabilities approximate the fair value of the respective assets and liabilities as of April 30, 2024 and 2025 based upon the short-term nature of the assets and liabilities.

Revenue recognition

Revenue recognition

The Company recognizes revenue as it satisfies a performance obligation when its client obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the client.

The Company applied practical expedient when sales taxes were collected from clients. Sales taxes which are remitted to governmental authorities are excluded from the transaction price and revenue is presented net of sales taxes. The Company does not offer rights of refund of previously paid or delivered amounts, rebates, rights of return or price protection. In all instances, the Company limits the amount of revenue recognized to the amounts for which it has the right to bill its clients.

The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the service, has discretion in establishing pricing and controls the promised service before transferring that service to clients. Otherwise, the Company is an agent and records revenue on a net basis.

The Company derives its revenues from three sources: (1) software and system development services, (2) consulting and solution services, and (3) sale of NFTs. All of the Company’s contracts with clients do not contain cancellable and refund-type provisions.

(1)	Software and system development services

The contract is typically fixed priced and does not provide any post contract client support or upgrades. The Company designs software and system based on clients’ specific needs which require the Company to perform services including design, development, and integration. These services also require significant customization. Upon delivery of the services, client acceptance is generally required. The Company assesses that software and system development services is considered as one performance obligation as the clients do not obtain benefit for each separate service. The duration of the development period is short, usually less than one year.

The Company’s software and system development service revenue is generated primarily from contracts with medium and large-sized enterprises. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a portion of contract amount usually is billed upon the completion of the related projects. Pursuant to the contract terms, the Company has enforceable right on payments for the work performed.

The Company’s revenue from software and system development contracts is generally recognized over time as the Company’s performance creates or enhances the project controlled by the clients and the control is transferred continuously to the Company’s clients. The Company uses an input method based on cost incurred as the Company believes that this method most accurately reflects the Company’s progress toward satisfaction of the performance obligation, which usually takes less than one year. Under this method, the Company could appropriately measure the fulfillment of a performance obligation. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and contract liabilities at each reporting period.

Incurred costs include all direct material, labor and subcontract costs, and those indirect costs related to application development performance, such as indirect labor, supplies, and tools. Cost-based input method requires the Company to make estimates of revenues and costs to complete the service. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete the application development, including materials, labor, and other system costs. The Company’s estimates are based upon the professional knowledge and experience of the Company’s engineers and project managers to assess the contract’s schedule, performance, and technical matters. The Company has adequate cost history and estimating experience, and with respect to which management believes it can reasonably estimate total development costs. If the estimated costs are greater than the related revenues, the Company recognizes the entire estimated loss in the period the loss becomes known and can be reasonably estimated. Changes in estimates for software development services include but are not limited to cost forecast changes and change orders. The cumulative effect of changes in estimates is recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. To date, the Company has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated. If contract modifications result in additional goods or services that are distinct from those transferred before the modification, they are accounted for prospectively as if the Company entered into a new contract. If the goods or services in the modification are not distinct from those in the original contract, sales and gross profit are adjusted using the cumulative catch-up method for revisions in estimated total contract costs and contract values.

(2)	Consulting and solution services

Revenue from consulting and solution services is primarily comprised of fixed-fee contracts, which require the Company to provide professional consulting and solution services over contract terms beginning on the commencement date of each contract, which is the date its service is made available to clients. Billings to the clients are generally on a monthly or quarterly basis over the contract term, which is typically 1 to 12 months. The consulting and solution services contracts typically include a single performance obligation. The revenue from consulting and solution services is recognized over the contract term as clients receive and consume benefits of such services as provided.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenue.

(3)	Sale of NFTs

The Company engages in sale of NFTs, or non-fungible tokens. NFTs are assets that have been tokenized via a blockchain and are assigned unique identification codes and metadata that distinguish them from other tokens. The Company typically enters into contracts with its customers where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of NFTs. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes product revenue at a time when the control of products is transferred to customers.

Contract balances

Contract balances

The timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are transferred. The Company recognizes contract assets or contract liabilities in the balance sheets, depending on the relationship between the Company’s performance and the customer’s payment.

Contract assets are rights to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditional on something other than the passage of time. As of May 1, 2023, April 30, 2024 and 2025, the Company recorded contract assets of nil, JPY40,359,303, and JPY17,208,508 (USD120,651), respectively, which are presented as contract assets on the accompanying balance sheets.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the services to the customer under the terms of a sales contract. As of May 1, 2023, April 30, 2024 and 2025 the Company recorded contract liabilities of JPY1,397,470, nil, and nil, respectively, which are presented as contract liabilities on the accompanying balance sheets. Contract liabilities of JPY1,397,470 as of May 1, 2023 were recorded as revenue during the year ended April 30, 2024.

Operating leases

Operating leases

The Company determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-10-25. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records a right-of-use (“ROU”) asset and lease liability for operating lease. ROU assets acquired through lease represent the right to use an underlying asset for the lease term, and operating lease liabilities represent the obligation to make lease payments arising from the lease. Lease liabilities are calculated as the present value of the lease payments not yet paid. If the rate implicit in the Company’s leases is not readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancellable term of the lease and periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option.

Leases with an initial lease term of 12 months or less are not recorded on the balance sheets. Lease expense for these leases is recognized on a straight-line basis over the lease term.

Cost of revenues	Cost of revenues Cost of revenues mainly consist of salaries and benefits of our staff and outsourced staff, and related expenses including telecommunication cost and rental costs.
Selling and marketing expenses	Selling and marketing expenses Selling and marketing expenses mainly consist of payroll, promotion expenses, and related expenses for personnel engaged in selling and marketing activities.
Advertising expenses

Advertising expenses

Advertising costs are expensed as incurred and included in selling and marketing expenses in the statements of operations. Advertising expenses amounted to JPY25,599,131, JPY18,026,395, and JPY26,251,515 (USD184,053) for the years ended April 30, 2023, 2024 and 2025, respectively.

Research and development expenses

Research and development expenses

Research and development costs are expensed as incurred. These costs primarily consist of payroll, outsourced development cost, and related expenses for personnel engaged in research and development activities.

Government grants and deferred income

Government grants and deferred income

The Company recognizes government grants when it is probable that (a) the Company will comply with the conditions attached to the grant and (b) the grant will be received. For grants related to assets, the Company elected cost accumulation approach under which the benefit of the grant would be inherently recognized in the statements of operations through reduced expense. For grants related to income, the benefit of the grant would be recognized in the statements of operations in a systematic and rational manner over the period in which the entity recognizes the relevant expenses. Recognized benefit is presented as government grants on the statements of operations.

The Company received government grants of JPY21,255,000 (USD149,022) that aim to promote businesses of small and medium-sized companies during the fiscal year ended April 30, 2025. The Company presented recognized benefit of JPY1,255,000 (USD 8,799) as government grants on the statement of operations. The grant related to assets of JPY20,000,000 (USD 140,223) was offset against the gross acquisition cost of the intangible assets of JPY31,800,000 (USD222,954), resulting in the net acquisition cost of JPY11,800,000 (USD82,731) under the cost accumulation approach. The Company is required to report the status of subsidized projects to the government for certain number of years after the receipt of government grants.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the years ended April 30, 2023, 2024 and 2025. The Company does not believe there was any uncertain tax provision as of April 30, 2024 and 2025.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period presented. Diluted loss per share is calculated by dividing net loss attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, dilutive ordinary share equivalents are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti- dilutive, such as in a period in which a net loss is recorded.

Share-based compensation

Share-based compensation

The Company applies ASC 718, Compensation – Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized in the financial statements based on their grant date fair values. In accordance with ASC 718, the Company recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized using the accelerated method if it is probable that the performance condition will be achieved. The Company made an accounting policy to account for forfeitures as they occur.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews results when making decisions about allocating resources and assessing performance of the Company. The Company does not distinguish between markets or segments for the purpose of internal reporting. Therefore, the Company has only one reportable segment. As the Company’s long-lived assets are substantially located in Japan, no geographical segments are presented.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person and or their immediate family who hold 10% or more of the company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical performance and the specific facts and circumstances of each matter.

Risks and uncertainties

Risks and uncertainties

Political and economic risk

All of the Company’s assets were located in Japan and all of the Company’s revenue was generated in Japan. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, as well as by the general state of Japan economy. The Company’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Foreign currency exchange risk

The functional currency of the Company is JPY. Exposure to foreign currency risk is derived from a bank account denominated in US dollars. Our financial position, results of operations and cash flow are, therefore, subject to fluctuations due to changes in foreign currency exchange rates and may be adversely affected in the future due to changes in foreign currency exchange rates.

To date, we have not engaged in hedging our foreign currency exchange risk. In the future, we may enter into formal currency hedging transactions to decrease the risk of financial exposure from fluctuations in the exchange rates of our principal operating currencies. These measures, however, may not adequately protect us from the adverse effects of such fluctuations.

Credit risk

As of April 30, 2024 and 2025, JPY469,397,355 and JPY135,865,626 (USD952,574) of the Company’s cash and time deposit were on deposit at financial institutions in Japan and the United States, respectively, which were insured by the Deposit Insurance Corporation of Japan and the Federal Deposit Insurance Corporation subject to certain limitations. The Company has not experienced any losses in such accounts.

Accounts receivables are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risks. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places its cash with financial institutions with high-credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service clients. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these service clients. The Company establishes a provision for credit losses based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of demand

As of April 30, 2024, one client accounted for 98.6% of the Company’s total accounts receivable.

As of April 30, 2025, two clients accounted for 84.3% and 15.7% of the Company’s total accounts receivable, respectively.

For the year ended April 30, 2023, three major clients accounted for 42.9%, 24.1%, and 10.5% of the Company’s total revenues, respectively. For the year ended April 30, 2024, three major clients accounted for 42.6%, 27.2%, and 21.5% of the Company’s total revenues, respectively. For the year ended April 30, 2025, two major clients accounted for 50.7% and 35.7% of the Company’s total revenues, respectively.

Concentration of supply

As of April 30, 2024, two vendors accounted for 33.3% and 14.9% of the Company’s total account payable, respectively.

As of April 30, 2025, four vendors accounted for 30.2%, 24.5%, 15.0%, and 11.2% of the Company’s total account payable, respectively.

For the year ended April 30, 2023, two vendors accounted for 73.8% and 23.3% of the Company’s total purchases, respectively. For the year ended April 30, 2024, two vendors accounted for 50.7% and 44.0% of the Company’s total purchases, respectively.   For the year ended April 30, 2025, four vendors accounted for 30.3%, 25.6%, 11.9%, and 10.0% of the Company’s total purchases, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and other – crypto assets (Subtopic 350-60): Accounting for and disclosure of crypto assets. This guidance addresses the accounting and disclosure requirements for certain crypto assets. The new guidance requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recorded in net income in each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. The ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The Company is currently evaluating the impact this ASU will have on its financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires the annual financial statements to include consistent categories and greater disaggregation information in the rate reconciliation, income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company is currently evaluating the potential impact of the new guidance and does not expect it to have a significant impact on its financial statements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the statements of operations as well as disclosures about specific types of expenses included in the expense captions presented in the statements of operations. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of these standards will have on its financial statements.

The Company has reviewed all other recently issued accounting pronouncements and concluded that they are either not applicable or not expected to have a material impact on the Company’s financial statements.